CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2022 US$’000	December 31, 2021 US$’000
Cash at bank and in hand	6,578	22,790
Short-term deposits	-	3,120

Cash and cash equivalents	6,578	25,910